Regulatory Matters (Narrative) (Detail) Customer in Millions		1 Months Ended																								12 Months Ended
		Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($) kV mi	Nov. 30, 2017 USD ($) kV mi	Oct. 31, 2017 USD ($) Program	Sep. 30, 2017 USD ($) kV mi	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) kV mi	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) MW	Feb. 28, 2017 USD ($) MW	Dec. 31, 2016 USD ($) Rate	Nov. 30, 2016 USD ($) Rate	Aug. 31, 2016 kV mi	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) kV mi	Nov. 30, 2015 USD ($) kV mi	Mar. 31, 2015 USD ($)	Nov. 30, 2013 kV mi	Aug. 31, 2009 kV	Apr. 30, 2008	Dec. 31, 2007 Customer	Apr. 30, 2007 kV	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Power_Station	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2017 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory assets-noncurrent			$ 2,480,000,000											$ 2,473,000,000													$ 2,480,000,000	$ 2,473,000,000
Total amount of credit to customers			7,109,000,000											2,785,000,000													7,109,000,000	2,785,000,000
Project Cost																											405,000,000	40,000,000	$ 418,000,000
PJM transmission rates
Public Utilities, General Disclosures [Line Items]
Regulatory assets-noncurrent	[1]		222,000,000											192,000,000													222,000,000	192,000,000
Virginia Electric and Power Company
Public Utilities, General Disclosures [Line Items]
ROE (percentage)																							11.40%
Regulatory assets-noncurrent			810,000,000											770,000,000													810,000,000	770,000,000
Total amount of credit to customers			4,887,000,000											2,077,000,000													4,887,000,000	2,077,000,000
Project Cost																											41,000,000	7,000,000	$ 43,000,000
Virginia Electric and Power Company | PJM transmission rates
Public Utilities, General Disclosures [Line Items]
Regulatory assets-noncurrent	[1]		222,000,000											192,000,000													222,000,000	192,000,000
Virginia Electric and Power Company | Minimum
Public Utilities, General Disclosures [Line Items]
Facility operating capacity (kV) | kV																									500
Virginia Electric and Power Company | Minimum | Judicial Ruling [Member]
Public Utilities, General Disclosures [Line Items]
Facility operating capacity (kV) | kV																						500
Virginia Electric and Power Company | Virginia Regulation
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement										$ 625,000,000
Capacity of transmission line (kV) | kV									230
Obligated to make payments to fund improvement for historical and cultural resources								$ 90,000,000
Payments made to fund improvement for historical and cultural resources			$ 90,000,000																								90,000,000
Virginia Electric and Power Company | Virginia Regulation | North Anna
Public Utilities, General Disclosures [Line Items]
Period of notice of intent to sue																60 days
Virginia Electric and Power Company | Virginia Regulation | Solar Development Project
Public Utilities, General Disclosures [Line Items]
Project Cost													$ 45,000,000
Capacity of solar facility (in MW) | MW													20
Virginia Electric and Power Company | Virginia Regulation | Transmission Line between Remington and Gordonsville Substations
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi																			38
Capacity of transmission line (kV) | kV																			230
Total estimated cost of project																			$ 105,000,000
Virginia Electric and Power Company | Virginia Regulation | Idylwood substation
Public Utilities, General Disclosures [Line Items]
Total estimated cost of project																														$ 110,000,000
Virginia Electric and Power Company | Virginia Regulation | Transmission Component of Virginia Power's
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement										490,000,000
Virginia Electric and Power Company | Virginia Regulation | Surry Switching Station Transmission Line
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi																					7
Capacity of transmission line (kV) | kV																					500
Virginia Electric and Power Company | Virginia Regulation | Transmission Line from Skiffes Creek Switching Station to Wheaton Substation
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi																					20
Capacity of transmission line (kV) | kV																					230
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Near Gainesville Substation And Haymarket Substation
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi																			5
Capacity of transmission line (kV) | kV																			230
Total estimated cost of project																			$ 55,000,000
Virginia Electric and Power Company | Virginia Regulation | Double Circuit Transmission Line Between Near Gainesville Substation And Haymarket Substation
Public Utilities, General Disclosures [Line Items]
Capacity of transmission line (kV) | kV																			230
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between Cunningham Switching Station And Dooms Substation
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi																		33
Capacity of transmission line (kV) | kV																		500
Total estimated cost of project																		$ 60,000,000
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between Carson Switching Station A Terminus Near Rogers Road Switching Station
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi																28
Capacity of transmission line (kV) | kV																500
Total estimated cost of project												$ 55,000,000
Virginia Electric and Power Company | Virginia Regulation | Transmission Lines Between Possum Point Switching Station And Novec's Smoketown Delivery Point [Member]
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi									9
Capacity of transmission line (kV) | kV									115
Total estimated cost of project									$ 20,000,000
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between Dooms Substation And The Valley Substation [Member]
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi						18
Capacity of transmission line (kV) | kV						500
Total estimated cost of project						$ 65,000,000
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between The Idylwood And Tysons Substations [Member]
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi				4
Capacity of transmission line (kV) | kV				230
Total estimated cost of project				$ 125,000,000
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between Harmony Village Substation and White Stone Substation
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi			2
Capacity of transmission line (kV) | kV			115
Total estimated cost of project			$ 85,000,000																								$ 85,000,000
Virginia Electric and Power Company | Virginia Regulation | Annual Fuel Factor Submitted To The Virginia Commission
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement										1,600,000,000
Increase (decrease) in revenue requirement										279,000,000
Virginia Electric and Power Company | Virginia Regulation | February 2015 Regulation Act Legislation
Public Utilities, General Disclosures [Line Items]
ROE (percentage)				9.20%																10.50%
Virginia Electric and Power Company | Virginia Regulation | Rider S
Public Utilities, General Disclosures [Line Items]
ROE (percentage)													10.40%
Approved revenue required													$ 243,000,000
Virginia Electric and Power Company | Virginia Regulation | Rider W
Public Utilities, General Disclosures [Line Items]
ROE (percentage)													10.40%
Approved revenue required													$ 121,000,000
Virginia Electric and Power Company | Virginia Regulation | Rider B
Public Utilities, General Disclosures [Line Items]
ROE (percentage)													11.40%
Proposed revenue requirement									42,000,000
Increase (decrease) in revenue requirement									$ 15,000,000
Approved revenue required													$ 27,000,000
Number of power stations converted to biomass | Power_Station																											3
Virginia Electric and Power Company | Virginia Regulation | Rider U
Public Utilities, General Disclosures [Line Items]
ROE (percentage)						9.40%
Approved revenue required						$ 22,000,000
Projected capital investment						40,000,000
Virginia Electric and Power Company | Virginia Regulation | Riders C1A and C2A
Public Utilities, General Disclosures [Line Items]
ROE (percentage)									9.40%
Approved revenue required									$ 28,000,000
Virginia Electric and Power Company | Virginia Regulation | Riders C1A and C2A | Energy Efficiency Program
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement					$ 31,000,000
Increase (decrease) in revenue requirement					$ 3,000,000
Period for cost cap					5 years
Amount of cost recovery					$ 25,000,000
Number of new energy efficiency programs | Program					1
Virginia Electric and Power Company | Virginia Regulation | Rider BW
Public Utilities, General Disclosures [Line Items]
ROE (percentage)											10.40%
Proposed revenue requirement					$ 132,000,000
Increase (decrease) in revenue requirement					5,000,000
Approved revenue required									127,000,000
Virginia Electric and Power Company | Virginia Regulation | Rider US-2
Public Utilities, General Disclosures [Line Items]
ROE (percentage)											9.40%
Proposed revenue requirement					15,000,000
Increase (decrease) in revenue requirement					5,000,000
Approved revenue required									$ 10,000,000
Virginia Electric and Power Company | Virginia Regulation | Virginia Commission 2015 Biennial Review
Public Utilities, General Disclosures [Line Items]
ROE (percentage)																			10.00%
Earned ROE percentage																			10.89%
ROE above authorized ROE (basis points)																			0.70%
Duration excess earnings will be credited to customers																			6 months
Period after Biennial Review Order																			60 days
Virginia Electric and Power Company | Virginia Regulation | Virginia Commission 2015 Biennial Review | Revenue Subject to Refund
Public Utilities, General Disclosures [Line Items]
Total amount of credit to customers																			$ 20,000,000
Virginia Electric and Power Company | Virginia Regulation | Application filed with Virginia Commission to Construct and Operate the Oceana Solar Facility | Solar Development Project
Public Utilities, General Disclosures [Line Items]
Project Cost												$ 40,000,000
Capacity of solar facility (in MW) | MW												18
Virginia Electric and Power Company | Virginia Regulation | Rider T1
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement										135,000,000
Increase (decrease) in revenue requirement										$ (55,000,000)
Virginia Electric and Power Company | Virginia Regulation | Rider R
Public Utilities, General Disclosures [Line Items]
ROE (percentage)													10.40%
Approved revenue required													$ 72,000,000
Virginia Electric and Power Company | Virginia Regulation | Rider GV
Public Utilities, General Disclosures [Line Items]
ROE (percentage)													9.40%
Approved revenue required													$ 82,000,000
Virginia Electric and Power Company | Virginia Regulation | Subsequent Event | Rider S
Public Utilities, General Disclosures [Line Items]
ROE (percentage)		10.20%
Approved revenue required		$ 218,000,000
Virginia Electric and Power Company | Virginia Regulation | Subsequent Event | Rider W
Public Utilities, General Disclosures [Line Items]
ROE (percentage)		10.20%
Approved revenue required		$ 109,000,000
Virginia Electric and Power Company | Virginia Regulation | Subsequent Event | Rider R
Public Utilities, General Disclosures [Line Items]
ROE (percentage)		10.20%
Approved revenue required		$ 66,000,000
Virginia Electric and Power Company | Virginia Regulation | Subsequent Event | Rider GV
Public Utilities, General Disclosures [Line Items]
ROE (percentage)		9.20%
Virginia Electric and Power Company | Federal Energy Regulatory Commission | Settled Litigation | Order Regarding Transmission Rate Design for Allocation of Costs among PJM Interconnect LLC Transmission Customers | Unfavorable Regulatory Action
Public Utilities, General Disclosures [Line Items]
Amount required to pay under settlement agreement (approximately $200 million)																	$ 200,000,000
Duration of payment under settlement agreement																	10 years
Amount of contingent liability			231,000,000																								$ 231,000,000
Virginia Electric and Power Company | Federal Energy Regulatory Commission | Settled Litigation | Order Regarding Transmission Rate Design for Allocation of Costs among PJM Interconnect LLC Transmission Customers | Unfavorable Regulatory Action | PJM transmission rates
Public Utilities, General Disclosures [Line Items]
Regulatory assets-noncurrent			222,000,000																								222,000,000
Virginia Electric and Power Company | North Carolina Regulation | Annual Base Fuel Revenues
Public Utilities, General Disclosures [Line Items]
Increase (decrease) in revenue requirement							$ 15,000,000
East Ohio | Ohio Regulation | Pipeline Infrastructure Replacement Program
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement																											157,000,000
Percentage replacement of pipeline system																				25.00%
Period for capital investment																				5 years
Estimated cost of project																				$ 200,000,000
Annual percentage increase in capital investment																				3.00%
Total estimated cost			$ 1,200,000											$ 188,000,000													1,200,000	188,000,000
East Ohio | Ohio Regulation | Automated Meter Reading Program
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement											$ 6,000,000
Number of customers with automated meter reading technology | Customer																								1.2
East Ohio | Ohio Regulation | Percentage Of Income Payment Plan Rider
Public Utilities, General Disclosures [Line Items]
Refund of over-recovery of accumulated arrearages								19
Recovery of projected deferred program costs								$ 20
East Ohio | Ohio Regulation | UEX Rider
Public Utilities, General Disclosures [Line Items]
Elimination of over-recovered balance of accumulated bad debt expense												$ 12,000,000
Prospective bad debt expense recovered												$ 22,000,000
East Ohio | Ohio Regulation | Demand Side Management Costs [Member]
Public Utilities, General Disclosures [Line Items]
Annual electric power cost rate adjustment, approval amount requested to recover amount																											5,000,000
DETI | Federal Energy Regulatory Commission | Preliminary recommendation one | Other operations and maintenance
Public Utilities, General Disclosures [Line Items]
Audit compliance charge recognized in connection with preliminary recommendation																											15,000,000
Audit compliance after-tax charge recognized in connection with preliminary recommendation																											9,000,000
DETI | Federal Energy Regulatory Commission | Other preliminary recommendation | Other operations and maintenance
Public Utilities, General Disclosures [Line Items]
Audit compliance charge recognized in connection with preliminary recommendation																											0
Audit compliance after-tax charge recognized in connection with preliminary recommendation																											0
DETI | Federal Energy Regulatory Commission | Atlantic Coast Pipeline | Supply Header Project
Public Utilities, General Disclosures [Line Items]
Annual electric power cost rate adjustment, approval amount requested to recover amount						6,000,000
Annual transportation cost rate adjustment, approval amount requested to recover amount						$ 39,000,000
Hope Gas, Inc. | West Virginia Regulation | PREP
Public Utilities, General Disclosures [Line Items]
Projected capital investment																											$ 27,000,000	$ 21,000,000
Amount of cost recovery					4,000,000
Hope Gas, Inc. | West Virginia Regulation | Scenario, Forecast | PREP
Public Utilities, General Disclosures [Line Items]
Projected capital investment																										$ 31,000,000
Questar Gas | Utah and Wyoming Regulation
Public Utilities, General Disclosures [Line Items]
Proposed cost increase (decrease) amount					25,000,000
Cove Point | Federal Energy Regulatory Commission
Public Utilities, General Disclosures [Line Items]
Proposed revenue requirement															$ 140,000,000
Number of proposed rates to be effective | Rate															23
Number of proposed rates that were suspended | Rate														5
Cove Point | Federal Energy Regulatory Commission | Operating Revenue
Public Utilities, General Disclosures [Line Items]
Public utilities rate decrease amount					(18,000,000)
Cove Point | Federal Energy Regulatory Commission | Depreciation Expense
Public Utilities, General Disclosures [Line Items]
Public utilities rate decrease amount					$ (3,000,000)

[1]	Reflects amount related to the PJM transmission cost allocation matter. See Note 13 for more information.